Remuneration of the Company's key management personnel (Tables)	12 Months Ended
Dec. 31, 2023
Remuneration of the Company's key management personnel
Schedule of remuneration of company's key management personnel

	2021		2022		2023
	Management	Supervisory	Management	Supervisory	Management	Supervisory
Remuneration of key management	Board	Board	Board	Board	Board	Board
	EUR k	EUR k	EUR k	EUR k	EUR k	EUR k
Short-term benefits	3,098	646	3,067	669	3,757	674
Termination benefits	—	—	—	—	1,871	—
Share-based payments	12,673	566	6,689	478	4,300	652
Total	15,771	1,212	9,756	1,147	9,928	1,326